Segment information (Tables)	12 Months Ended
Mar. 31, 2021
Segment information
Schedule of each segment's revenue, income from operations and adjusted EBITA

	Year ended March 31, 2019
			Digital media	Innovation
	Core	Cloud	and	initiatives and	Total
	commerce	computing	entertainment (i)	others (i)	segments	Unallocated (ii)	Consolidated

	(in millions of RMB, except percentages)
Revenue	323,400	24,702	24,286	4,456	376,844	—	376,844
Income (Loss) from operations	109,312	(5,508)	(20,523)	(11,318)	71,963	(14,879)	57,084
Add: share-based compensation expense	17,694	4,332	3,035	5,727	30,788	6,703	37,491
Add: amortization of intangible assets	9,161	18	1,262	50	10,491	236	10,727
Add: settlement of U.S. federal class action lawsuit	—	—	—	—	—	1,679	1,679
Adjusted EBITA (iii)	136,167	(1,158)	(16,226)	(5,541)	113,242	(6,261)
Adjusted EBITA margin (iv)	42%	(5)%	(67)%	(124)%

	Year ended March 31, 2020
			Digital media	Innovation
	Core	Cloud	and	initiatives and	Total
	commerce	computing	entertainment (i)	others (i)	segments	Unallocated (ii)	Consolidated

	(in millions of RMB, except percentages)
Revenue	436,104	40,016	29,094	4,497	509,711	—	509,711
Income (Loss) from operations	138,631	(7,016)	(15,389)	(12,499)	103,727	(12,297)	91,430
Add: share-based compensation expense	15,427	5,577	2,566	3,928	27,498	4,244	31,742
Add: amortization and impairment of intangible assets	11,742	25	1,377	86	13,230	158	13,388
Add: impairment of goodwill	—	—	—	—	—	576	576
Adjusted EBITA (iii)	165,800	(1,414)	(11,446)	(8,485)	144,455	(7,319)
Adjusted EBITA margin (iv)	38%	(4)%	(39)%	(189)%

	Year ended March 31, 2021
			Digital media	Innovation
	Core	Cloud	and	initiatives and	Total
	commerce	computing	entertainment (i)	others (i)	segments	Unallocated (ii)	Consolidated

	(in millions of RMB, except percentages)
Revenue	621,146	60,120	31,186	4,837	717,289	—	717,289
Income (Loss) from operations	158,981	(9,050)	(10,321)	(15,502)	124,108	(34,430)	89,678
Add: share-based compensation expense	24,356	8,861	3,281	5,162	41,660	8,460	50,120
Add: amortization of intangible assets	11,175	23	922	83	12,203	224	12,427
Add: fine imposed pursuant to the PRC Anti-monopoly Law	—	—	—	—	—	18,228	18,228
Adjusted EBITA (iii)	194,512	(166)	(6,118)	(10,257)	177,971	(7,518)
Adjusted EBITA margin (iv)	31%	(0)%	(20)%	(212)%

Schedule of reconciliation from the adjusted EBITA to the consolidated net income

The following table presents the reconciliation from the Adjusted EBITA to the consolidated net income for the years ended March 31, 2019, 2020 and 2021:

	Year ended March 31,
	2019	2020	2021

	(in millions of RMB)
Total Segments Adjusted EBITA	113,242	144,455	177,971
Unallocated (ii)	(6,261)	(7,319)	(7,518)
Share-based compensation expense	(37,491)	(31,742)	(50,120)
Amortization and impairment of intangible assets	(10,727)	(13,388)	(12,427)
Impairment of goodwill	—	(576)	—
Settlement of U.S. federal class action lawsuit	(1,679)	—	—
Fine imposed pursuant to the PRC Anti-monopoly Law	—	—	(18,228)
Consolidated income from operations	57,084	91,430	89,678
Interest and investment income, net	44,106	72,956	72,794
Interest expense	(5,190)	(5,180)	(4,476)
Other income, net	221	7,439	7,582
Income tax expenses	(16,553)	(20,562)	(29,278)
Share of results of equity method investees	566	(5,733)	6,984
Consolidated net income	80,234	140,350	143,284

Schedule of depreciation of property and equipment and land use rights by segment

	Year ended March 31,
	2019	2020	2021

	(in millions of RMB)
Core commerce	6,672	8,518	12,633
Cloud computing	6,580	8,908	10,759
Digital media and entertainment (i)	1,189	1,359	1,109
Innovation initiatives and others and unallocated (i)(ii)	521	1,738	1,888
Total depreciation of property and equipment, and operating lease cost relating to land use rights	14,962	20,523	26,389

(i)	For the year ended March 31, 2021, the Company reclassified the results of the Company’s self-developed online games business, which was previously reported under the innovation initiatives and others segment, to the digital media and entertainment segment in order to conform to the way that the Company manages and monitors segment performance. Figures for the years ended March 31, 2019 and 2020 were reclassified to conform to this presentation.
(ii)	Unallocated expenses primarily relate to corporate administrative costs and other miscellaneous items that are not allocated to individual segments.
(iii)	Adjusted EBITA represents net income before (i) interest and investment income, net, interest expense, other income, net, income tax expenses and share of results of equity method investees, (ii) certain non-cash expenses, consisting of share-based compensation expense, amortization and impairment of intangible assets and impairment of goodwill, (iii) settlement of a U.S. federal class action lawsuit, and (iv) a fine imposed pursuant to the PRC Anti-monopoly Law, which the Company does not believe are reflective of the Company’s core operating performance during the periods presented.
(iv)	Adjusted EBITA margin represents Adjusted EBITA divided by revenue.